Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)

16. Selected Quarterly Financial Data (Unaudited)

The following amounts are in thousands, except per share amounts:

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
2016
Net income (loss)	$(16,493)	$5,389	$(6,929)	$(5,516)
Net income (loss) per share, basic and diluted	$(1.84)	$0.59	$(0.66)	$(0.51)
2015
Net revenue	$2,750	$3,382	$2,166	$1,436
Gross profit on net revenue	$2,357	$2,914	$1,454	$1,229
Net loss	$(10,537)	$(15,660)	$(18,026)	$(19,678)
Net loss per share, basic and diluted	$(1.55)	$(1.94)	$(2.23)	$(2.51)